Securities	12 Months Ended
Dec. 31, 2011
Securities
Securities
4. Securities

This table provides the major components of securities available for sale ("AFS") and held to maturity ("HTM") at amortized cost and estimated fair value at December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for sale:
US Government sponsored entities	$5,274	$102	$-	$5,376	$6,415	$47	$-	$6,462
State and political subdivisions	17,031	856	(9)	17,878	11,246	23	(306)	10,963
Residential mortgage-backed securities	56,546	1,655	(277)	57,924	84,359	2,022	(640)	85,741
Commercial mortgage-backed securities	208	2	-	210	1,827	3	(4)	1,826
Trust preferred securities	979	-	(220)	759	977	-	(412)	565
Other securities	6,820	5	(207)	6,618	1,610	-	(36)	1,574
Total securities available for sale	$86,858	$2,620	$(713)	$88,765	$106,434	$2,095	$(1,398)	$107,131
Held to maturity:
State and political subdivisions	$2,992	$192	$-	$3,184	$2,297	$-	$(66)	$2,231
Residential mortgage-backed securities	13,083	329	(31)	13,381	14,722	444	(318)	14,848
Commercial mortgage-backed securities	2,696	618	-	3,314	4,042	217	-	4,259
Trust preferred securities	-	-	-	-	50	-	(37)	13
Total securities held to maturity	$18,771	$1,139	$(31)	$19,879	$21,111	$661	$(421)	$21,351

This table provides the remaining contractual maturities and yields of securities within the investment portfolios.  The carrying value of securities at December 31, 2011 is primarily distributed by contractual maturity.  Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity.  Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.  The total weighted average yield excludes equity securities.

	Within one year		After one year through five years		After five years through ten years		After ten years		Total carrying value
(In thousands)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
US Government sponsored entities	$-	-%	$1,847	1.50%	$2,577	2.46%	$952	3.65%	$5,376	2.34%
State and political subdivisions	-	-	146	6.50	7,757	3.04	9,975	3.33	17,878	3.23
Residential mortgage-backed securities	-	-	366	3.64	1,625	4.48	55,933	2.98	57,924	3.03
Commercial mortgage-backed securities	-	-	-	-	-	-	210	7.03	210	7.03
Trust preferred securities	-	-	-	-	-	-	759	1.31	759	1.31
Other securities	-	-	1,339	2.48	3,699	3.74	1,580	3.58	6,618	3.44
Total securities available for sale	$-	-%	$3,698	2.26%	$15,658	3.26%	$69,409	3.05%	$88,765	3.05%
Held to maturity at cost:
State and political subdivisions	$-	-%	$-	-%	$-	-%	$2,992	4.58%	$2,992	4.58%
Residential mortgage-backed securities	-	-	295	4.31	2,062	4.84	10,726	3.92	13,083	4.07
Commercial mortgage-backed securities	-	-	-	-	-	-	2,696	5.40	2,696	5.40
Total securities held to maturity	$-	-%	$295	4.31%	$2,062	4.84%	$16,414	4.28%	$18,771	4.34%

The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010 are as follows:

	December 31, 2011
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total Number in a Loss Position	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available for sale:
State and political subdivisions	2	$424	(9)	$-	$-	$424	$(9)
Residential mortgage-backed securities	6	4,512	(80)	871	(197)	5,383	(277)
Trust preferred security	1	-	-	759	(220)	759	(220)
Other securities	7	5,038	(173)	575	(34)	5,613	(207)
Total temporarily impaired investments	16	$9,974	$(262)	$2,205	$(451)	$12,179	$(713)
Held to maturity:
Residential mortgage-backed securities	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)
Total temporarily impaired investments	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)

	December 31, 2010
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total Number in a Loss Position	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Available for sale:
State and political subdivisions	31	$9,051	$(306)	$-	$-	$9,051	$(306)
Residential mortgage-backed securities	17	14,651	(422)	3,547	(218)	18,198	(640)
Commercial mortgage-backed securities	1	-	-	1,516	(4)	1,516	(4)
Trust preferred securities	1	-	-	565	(412)	565	(412)
Other securities	4	-	-	1,074	(36)	1,074	(36)
Total temporarily impaired investments	54	$23,702	$(728)	$6,702	$(670)	$30,404	$(1,398)
Held to maturity:
State and political subdivisions	4	$2,231	$(66)	$-	$-	$2,231	$(66)
Residential mortgage-backed securities	5	2,243	(75)	2,651	(243)	4,894	(318)
Trust preferred securities	2	-	-	13	(37)	13	(37)
Total temporarily impaired investments	11	$4,474	$(141)	$2,664	$(280)	$7,138	$(421)

Unrealized Losses
The unrealized losses in each of the categories presented in the tables above are discussed in the paragraphs that follow:
U.S. Government sponsored entities and state and political subdivision securities: The unrealized losses on investments in this type of security were caused by the increase in interest rate spreads.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2011 and 2010.
Residential and commercial mortgage-backed securities: The unrealized losses on investments in mortgage-backed securities were caused by interest rate increases.  The majority of contractual cash flows of these securities are guaranteed by Fannie Mae, Ginnie Mae and the Federal Home Loan Mortgage Corporation.  It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2011 and 2010.
Trust preferred securities:  The unrealized losses on trust preferred securities were caused by an inactive trading market and changes in market credit spreads.  At December 31, 2011 and 2010, this category consisted of one single-issuer trust preferred security.  The Company that issued the trust preferred security is considered a well-capitalized institution per regulatory standards and significantly strengthened its capital position.  In addition, the Company has ample liquidity, bolstered its allowance for loan losses, was profitable in 2011 and is projected to be profitable in 2012.  The contractual terms do not allow the security to be settled at a price less than the par value.  Because the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, which may be at maturity, the Company does not consider this security to be other-than-temporarily impaired as of December 31, 2011 and 2010.
Other securities: Included in this category are corporate debt securities, stock of other financial institutions, and Community Reinvestment Act ("CRA") investments.  The unrealized losses on corporate debt securities are due to widening credit spreads, and the unrealized losses on the stock of other financial institutions and CRA investments are caused by decreases in the market prices of the shares.  The Company has evaluated the prospects of the issuers and has forecasted a recovery period; therefore these investments are not considered other-than-temporarily impaired as of December 31, 2011 and 2010.

Realized Gains and Losses and Other-Than-Temporary Impairment
Gross realized gains (losses) on securities for 2011 and 2010 and are detailed in the table below.  There were no other-than-temporary impairment charges for 2011 and 2010.

(In thousands)	2011	2010
Available for sale:
Realized gains	$484	$337
Realized losses	(63)	(166)
Total securities available for sale	$421	$171

Held to maturity:
Realized gains	$-	$4
Realized losses	(118)	(90)
Total securities held to maturity	(118)	(86)
Net gains on sales of securities	$303	$85

The net realized gains are included in noninterest income in the Consolidated Statements of Income as net security gains.  For 2011 and 2010, gross realized gains on sales of securities amounted to $484 thousand and $341 thousand, respectively, and gross realized losses were $181 thousand and $256 thousand, respectively.  The gross gains during 2011 are attributed to the Company selling approximately $21.2 million in book value of available for sale mortgage-backed securities.  These gains were partially offset by losses on the sale of six available for sale mortgage-backed securities with a total book value of approximately $1.4 million and four held to maturity mortgage-backed securities with a total book value of approximately $2.2 million.  Although designated as held to maturity, these securities were sold due to deterioration in the issuers' creditworthiness, as evidenced by downgrades in their credit ratings.
The gross gains during 2010 are primarily attributed to the Company selling approximately $11.0 million in book value of mortgage-backed securities, resulting in pretax gains of approximately $329 thousand, five called structured agency securities with resulting gains of $8 thousand, and one called held to maturity municipal security with a resulting gain of $4 thousand.  These gains were partially offset by losses of $166 thousand on the sale of approximately $3.5 million in book value of three mortgage-backed securities and losses of $90 thousand on the sale of five tax-exempt municipal securities with a total book value of approximately $2.0 million.  Although designated as held to maturity, these municipal securities were sold due to deterioration in the issuers' creditworthiness, as evidenced by downgrades in their credit ratings.

Pledged Securities
Securities with a carrying value of $81.1 million and $63.4 million at December 31, 2011 and 2010, respectively, were pledged to secure Government deposits, secure other borrowings and for other purposes required or permitted by law. Included in these figures was $27.7 million and $2.9 million pledged against Government deposits at December 31, 2011 and 2010, respectively.